Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Schedule of Amounts Receivable from and Payable to Related Parties
Amounts receivable from and payable to related parties are as follows:

	December 31,
($ thousands)	2016	2015

Tax related receivables	—	1,286
Trade receivables	71	8
De Agostini Group	71	1,294

Trade receivables	10,970	17,347
Autogrill S.p.A.	10,970	17,347

Trade receivables	1,597	2,086
OPAP S.A.	1,597	2,086

Trade receivables	—	—
Ringmaster S.r.l.	—	—

Total related party receivables	12,638	20,727

Tax related payables	72,916	35,627
Trade payables	27,578	3,354
De Agostini Group	100,494	38,981

Trade payables	365	846
Autogrill S.p.A.	365	846

Trade payables	2,454	524
Ringmaster S.r.l.	2,454	524

Total related party payables	103,313	40,351

Schedule of Transactions with Related Parties
The following table sets forth transactions with related parties:

	For the year ended December 31,
($ thousands)	2016	2015	2014
Service revenue and product sales
OPAP S.A.	4,437	4,036	3,153
Ringmaster S.r.l.	156	239	535
Autogrill S.p.A.	59	6,060	7,834
De Agostini Group	19	21	380
	4,671	10,356	11,902

Operating costs
Ringmaster S.r.l.	9,535	12,651	14,808
Assicurazioni Generali S.p.A.	3,102	3,003	3,641
Autogrill S.p.A.	678	—	—
Willis Towers Watson	550	5,000	3,300
OPAP S.A.	87	—	—
De Agostini Group	57	569	1,266
	14,009	21,223	23,015